united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 4/30/17

Item 1. Schedule of Investments.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Principal ($)		Value
	BONDS & NOTES - 39.6%
	COMMERCIAL SERVICES - 0.7%
699,000	Avis Budget Finance, Inc., 5.500%, due 4/1/2023	$ 688,515

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
570,000	Ally Financial, Inc., 8.000% due 11/1/2031	678,300
700,000	Navient Corp., 5.875%, due 10/25/2024	680,750
		1,359,050
	ELECTRIC - 1.2%
636,000	NRG Energy, Inc., 7.250% due 5/15/2026	650,310
785,000	Talen Energy Supply LLC, 4.600% due 12/15/2021	608,375
		1,258,685
	ELECTRONICS - 0.7%
680,000	Ingram Micro, Inc., 5.450% due 12/15/2024	682,498

	FOREST PRODUCTS & PAPER - 0.7%
740,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	704,850

	GAS - 0.7%
684,000	AmeriGas Finance Corp., 5.750% due 5/20/2027	685,710

	HEALTHCARE - SERVICES - 1.3%
668,000	Community Health Systems, Inc., 6.250% due 3/31/2023	679,690
672,000	HealthSouth Corp., 5.750% due 11/1/2024	684,600
		1,364,290
	HOME FURNISHINGS - 0.7%
688,000	Tempur Sealy International, Inc., 5.500% due 6/15/2026	684,133

	MEDIA - 0.7%
672,000	Viacom, Inc., 6.250% due 2/28/2057	689,640

	MINING - 0.7%
734,000	Freeport-McMoRan, Inc., 3.875% due 3/15/2023	680,785

	OIL & GAS - 7.2%
666,000	CVR Refining LLC, 6.500%, due 11/1/2022	675,990
669,000	Ensco PLC., 4.700%, due 3/15/2021	670,673
673,000	Murphy Oil Corp., 4.700%, due 12/1/2022	657,857
702,000	Noble Holding International Ltd., 7.750% due 1/15/2024	640,575
652,000	PBF Finance Corp., 7.000% due 11/15/2023	661,780
660,000	Petrobras Global Finance BV., 6.250%, due 3/17/2024	682,770
675,000	QEP Resources, Inc., 5.250% due 5/1/2023	659,813
710,000	Range Resources Corp., 4.875% due 5/15/2025	681,600
692,000	Rowan Cos Inc., 4.875%, due 6/1/2022	650,480
691,000	Southwestern Energy Co., 6.700%, due 1/23/2025	687,545
680,000	Sunoco Finance Corp., 6.375% due 4/1/2023	724,200
		7,393,283

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Principal ($)		Value
	PIPELINES - 1.3%
673,000	Enbridge, Inc., 6.000% due 1/15/2077	$ 686,460
658,000	Genesis Energy Finance Corp., 6.750% due 8/1/2022	676,918
		1,363,378
	PRIVATE EQUITY - 0.6%
656,000	Icahn Enterprises Finance Corp., 5.875%, due 2/1/2022	674,860

	REAL ESTATE INVESTMENT TRUST (REIT) - 0.7%
695,000	MPT Finance Corp., 5.250% due 8/1/2026	712,375

	RETAIL - 1.3%
669,000	Penske Automotive Group, Inc., 5.500% due 5/15/2026	665,655
678,000	Suburban Energy Finance Corp., 5.500% due 6/1/2024	672,915
		1,338,570
	SOVEREIGN - 19.8%
640,000	Brazilian Government International Bond, 4.875% due 1/22/2021	678,400
757,000	Brazilian Government International Bond, 2.625% due 1/5/2023	706,849
543,000	Brazilian Government International Bond, 4.250% due 1/7/2025	541,642
630,000	Brazilian Government International Bond, 6.000% due 4/7/2026	690,795
805,000	Brazilian Government International Bond, 5.625% due 1/7/2041	799,647
505,000	Colombia Government International Bond, 8.125% due 5/21/2024	643,117
599,000	Colombia Government International Bond, 6.125% due 1/18/2041	688,850
578,000	Hungary Government International Bond, 6.375%, due 3/29/2021	653,140
626,000	Hungary Government International Bond, 5.375%, due 2/21/2023	694,610
482,000	Hungary Government International Bond, 7.625%, due 3/29/2041	712,271
545,000	Israel Government International Bond, 4.500%, due 1/30/2043	568,926
685,000	Mexico Government International Bond, 3.625%, due 3/15/2022	706,235
657,000	Mexico Government International Bond, 4.000%, due 10/2/2023	681,999
662,000	Mexico Government International Bond, 4.750%, due 3/8/2044	653,063
499,000	Panama Government International Bond, 7.125%, due 1/29/2026	633,730
639,000	Peruvian Government International Bond, 4.125%, due 8/25/2027	693,635
575,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	697,187
490,000	Peruvian Government International Bond, 7.350%, due 11/18/2050	638,960
631,000	Republic of Poland Government International Bond, 4.000%, due 1/22/2024	666,020
680,000	Republic of Poland Government International Bond, 3.250%, due 4/6/2026	677,756
725,000	Republic of South Africa Government International Bond, 5.875%, due 5/30/2022	789,497
639,000	Republic of South Africa Government International Bond, 4.665%, due 1/17/2024	645,802
507,000	Republic of South Africa Government International Bond, 5.875%, due 9/16/2025	547,560
637,000	Republic of South Africa Government International Bond, 6.250%, due 3/8/2041	703,337
530,000	Spain Government Bond, 4.000% due 10/31/2064	671,100
579,000	Turkey Government International Bond, 7.000%, due 3/11/2019	619,530
650,000	Turkey Government International Bond, 7.500%, due 11/7/2019	715,845
672,000	Turkey Government International Bond, 5.625%, due 3/30/2021	712,145
839,000	Turkey Government International Bond, 3.250%, due 3/23/2023	786,982
605,000	Turkey Government International Bond, 6.000%, due 1/14/2041	627,143
		20,245,773

	TOTAL BONDS & NOTES (Cost $38,827,444)	40,526,395

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	COMMON STOCKS - 41.3%
	BANKS - 2.0%
14,081,000	Bank Pembangunan Daerah Jawa Timur Tbk PT	$ 723,647
375,000	Grupo Financiero Santander Mexico SAB de CV	676,384
26,559	National Australia Bank Ltd	675,313
		2,075,344
	CHEMICALS - 0.7%
45,600	PhosAgro PJSC - GDR	672,600

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
40,300	Waddell & Reed Financial, Inc.	724,997

	ELECTRIC - 5.3%
38,556	CEZ AS	673,020
1,826,000	China Power International Development Ltd.	680,857
2,480,000	Datang International Power Generation Co., Ltd.	739,770
204,931	EDP - Energias de Portugal SA	676,174
48,085	Engie SA	678,090
43,276	Fortum OYJ	629,596
1,609,000	Huadian Power International Corp Ltd.	678,558
14,291,430	Unipro PJSC	631,908
		5,387,973
	ENGINEERING & CONSTRUCTION - 0.7%
251,600	Carillion PLC	724,255

	INSURANCE - 0.7%
15,400	CNA Financial Corp.	697,004

	IRON/STEEL - 1.4%
417,762	Eregli Demir ve Celik Fabrikalari TAS	765,285
46,200	Severstal PJSC	629,044
		1,394,329
	MACHINERY - DIVERSIFIED - 0.6%
29,716	Turk Traktor ve Ziraat Makineleri AS	651,808

	MEDIA - 0.7%
253,600	SKY Network Television Ltd.	672,061

	MINING - 0.6%
43,037	MMC Norilsk Nickel PJSC- ADR	662,124

	OIL & GAS - 1.9%
31,600	Bashneft PJSC	698,610
25,700	Royal Dutch Shell PLC	665,819
115,154	Surgutneftegas OJSC - ADR	619,529
		1,983,958

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	REAL ESTATE - 0.6%
776,600	Redefine Properties Ltd.	$ 638,281

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 19.4%
36,000	Apple Hospitality REIT, Inc.	674,280
67,822	Artis Real Estate Investment Trust	673,607
376,300	Ascendas Real Estate Investment Trust	689,224
107,112	Ashford Hospitality Trust, Inc.	669,450
306,882	BWP Trust	670,145
609,300	CapitaLand Commercial Trust	708,387
25,508	Care Capital Properties, Inc.	685,400
70,966	CBL & Associates Properties, Inc.	656,435
201,344	Charter Hall Retail REIT	673,071
28,900	Chesapeake Lodging Trust	673,659
47,000	Dream Office Real Estate Investment Trust	667,893
19,100	Eurocommercial Properties NV	742,003
398,600	Fibra Uno Administracion SA de CV	689,126
8,223	Fonciere Des Regions	733,727
57,169	Franklin Street Properties Corp.	693,460
334,000	Growthpoint Properties Ltd	639,363
39,049	H&R Real Estate Investment Trust	661,431
21,691	Hospitality Properties Trust	690,425
73,000	Independence Realty Trust, Inc.	671,600
903,800	Keppel REIT	685,432
23,800	LaSalle Hotel Properties	679,728
866,800	Mapletree Logistics Trust	700,783
36,860	Mercialys SA	717,881
29,200	RLJ Lodging Trust	627,508
33,270	Senior Housing Properties Trust	715,970
528,100	Suntec Real Estate Investment Trust	668,768
80,449	Washington Prime Group, Inc.	707,951
15,356	Wereldhave NV	707,003
40,500	Xenia Hotels & Resorts, Inc.	707,130
		19,880,840
	RETAIL - 0.7%
60,300	Guess?, Inc.	672,948

	TELECOMMUNICATIONS - 5.3%
29,274	CenturyLink, Inc.	751,464
60,200	MegaFon PJSC	643,538
71,100	MTN Group Ltd.	672,020
20,900	PLDT, Inc.	740,378
505,600	Rostelecom PJSC	660,908
286,457	Spark New Zealand Ltd.	726,685
60,400	Telefonica SA	667,921
191,650	Telstra Corp Ltd.	604,834
		5,467,748

	TOTAL COMMON STOCKS (Cost $43,401,152)	42,306,270

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares		Value
	MASTER LIMITED PARTNERSHIPS - 18.5%
	CHEMICALS - 0.7%
140,880	CVR Partners LP	$ 711,361

	COAL - 2.1%
25,883	Alliance Holdings GP LP	689,782
45,106	Foresight Energy LP	723,951
1	Natural Resource Partners LP	32
46,662	SunCoke Energy Partners LP	760,591
		2,174,356
	COMMERCIAL SERVICES - 0.7%
73,304	Stonemor Partners LP	705,917

	GAS - 0.7%
35,424	Global Partners LP	660,658

	MACHINERY- DIVERSIFIED - 0.7%
40,857	USA Compression Partners LP	684,355

	OIL & GAS - 2.8%
21,720	Delek Logistics Partners LP	703,728
46,986	Sanchez Production Partners LP	653,105
27,763	Sunoco LP	843,717
199,585	Seadrill Partners LLC	610,730
		2,811,280
	OIL & GAS SERVICES - 1.4%
27,560	CrossAmerica Partners LP	720,143
60,681	Navios Maritime Midstream Partners LP	731,813
		1,451,956
	PIPELINES - 4.0%
45,106	American Midstream Partners LP	669,824
26,849	Crestwood Equity Partners LP	680,622
37,319	Enbridge Energy Partners LP	721,749
28,200	Energy Transfer Partners LP *	675,108
13,532	NuStar Energy LP	651,836
29,481	Summit Midstream Partners LP	694,278
		4,093,417
	RETAIL - 0.6%
25,445	Suburban Propane Partners LP	$ 655,209

	STORAGE/WAREHOUSING - 0.7%
34,000	Green Plains Partners LP	683,400

	TRANSPORTATION - 4.1%
201,367	Capital Product Partners LP	702,771
39,729	Dynagas LNG Partners LP	647,980
30,965	Golar LNG Partners LP	706,931
30,477	KNOT Offshore Partners LP	729,924

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Shares			Value
	TRANSPORTATION (continued) - 4.1%
36,181	Martin Midstream Partners LP		$ 714,575
140,081	Teekay Offshore Partners LP		743,830
			4,246,011

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $17,925,111)		18,877,920

	TOTAL INVESTMENTS - 99.4% (Cost $100,153,707)(a)		$ 101,710,585
	OTHER ASSETS LESS LIABILITIES - 0.6%		595,021
	NET ASSETS - 100.0%		$ 102,305,606

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $107,952,004 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,712,917
		Unrealized Depreciation:	(10,954,336)
		Net Unrealized Depreciation:	$ (6,241,419)

* Non-income producing security.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds and Notes	$ -	$ 40,526,395	$ -	$ 40,526,395
Common Stocks	42,306,270	-	-	42,306,270
Master Limited Partnerships	18,877,920	-	-	18,877,920
Total	$ 61,184,190	$ 40,526,395	$ -	$ 101,710,585

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/28/2017

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 6/28/2017